segment information (Tables)	12 Months Ended
Dec. 31, 2018
segment information
Reconciliation of revenue and income before income taxes by segment

	Wireless		Wireline		Eliminations		Consolidated
Years ended December 31 (millions)	2018	2017	2018	2017	2018	2017	2018	2017
		(adjusted –		(adjusted –				(adjusted –
		Note 2(c))		Note 2(c))				Note 2(c))
Operating revenues
External revenues
Service	$6,054	$5,896	$5,828	$5,436	$—	$—	$11,882	$11,332
Equipment	1,963	1,739	250	234	—	—	2,213	1,973
Revenues arising from contracts with customers	8,017	7,635	6,078	5,670	—	—	14,095	13,305
Other operating income	118	36	155	67	—	—	273	103
	8,135	7,671	6,233	5,737	—	—	14,368	13,408
Intersegment revenues	47	43	207	206	(254)	(249)	—	—
	$8,182	$7,714	$6,440	$5,943	$(254)	$(249)	$14,368	$13,408
EBITDA [1]	$3,431	$3,250	$1,673	$1,660	$—	$—	$5,104	$4,910
CAPEX, excluding spectrum licences [2]	$896	$978	$2,018	$2,116	$—	$—	$2,914	$3,094

Operating revenues – external (above)	$14,368	$13,408
Goods and services purchased	6,368	5,904
Employee benefits expense	2,896	2,594
EBITDA (above)	5,104	4,910
Depreciation	1,669	1,617
Amortization	598	552
Operating income	2,837	2,741
Financing costs	661	573
Income before income taxes	$2,176	$2,168
1

Earnings before interest, income taxes, depreciation and amortization (EBITDA) does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

2

Total capital expenditures (CAPEX); see Note 31(a) for a reconciliation of capital expenditures, excluding spectrum licences to cash payments for capital assets, excluding spectrum licences reported in the Consolidated statements of cash flows.